6 Staff costs (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff Costs
Salary	£ 266	£ 110	£ 299
Total pension and other post-employment benefit costs	22	4	10
Benefits in kind	1	1	1
Termination benefits		99
Director's emoluments	£ 289	£ 214	£ 310